Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the years ended December 31,
	2022	2021	2020

Current	$(563,650)	$135	$109
Deferred	(435,741)	(174,076)	(80,641)
Total income tax benefit	$(999,391)	$(173,941)	$(80,532)

Schedule of effective tax rate
	For the years ended December 31,
	2022	2021	2020

PRC statutory rates	25.0	25.0%	25.0%
Preferential tax rates	(2.9)	(25.8)%	(25.0)%
R&D credits	1.5	3.0%	1.7%
Change in valuation allowance and others	(19.2)	(0.4)%	(1.3)%
Effective tax rate	4.4	1.8%	0.4%

Schedule of deferred tax assets
	As of December 31,
	2022	2021

Deferred tax assets:
Provision for doubtful accounts	$1,260,557	$455,343
Depreciation and amortization	162,980	145,928
Net operating loss carryforward	1,388,155	738,187
Valuation allowance	(1,831,039)	(738,187)
Total deferred tax assets	$980,653	$601,271

Schedule of taxes payable
	As of December 31,
	2022	2021

Income taxes payable	$-	$594,026
VAT and other tax payable	110,843	136,898
Totals	$110,843	$730,924